Provision for Contingencies - Schedule of Carrying Amounts of the Main Legal Matters With Possible Risk of Loss (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Possible risk of loss	R$ 30,881,924	R$ 30,080,186
Labour [Member]
Disclosure of contingent liabilities [line items]
Possible risk of loss	797,927	770,982
Tax [Member]
Disclosure of contingent liabilities [line items]
Possible risk of loss	28,416,097	27,586,094
Civil [Member]
Disclosure of contingent liabilities [line items]
Possible risk of loss	R$ 1,667,900	R$ 1,723,110